CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
NOTE 6: -	CASH AND CASH EQUIVALENTS

	December 31,
	2021	2020

Cash for immediate withdrawal in USD	$7,793	$32,757
Cash for immediate withdrawal in New Israeli Shekels (“NIS”)	24,002	13,044
Cash for immediate withdrawal in Euro and other currencies	530	428

	$32,325	$46,229